Exceptional items (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2021	2020
COVID-19 costs	(54)	(78)
Restructuring	(97)	(60)
Business and asset disposal (including impairment losses)	14	(154)
Acquisition costs business combinations	(6)	(4)
Zenzele Kabili costs	(73)	—
Impairment of goodwill	—	(2 500)

Impact on profit from operations	(217)	(2 796)